SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Gross profit	$ 516.8	$ 347.6	$ 212.1
Selling, general and administration expenses	302.1	200.1	165.0
Income before income taxes	182.5	125.2	30.5
Income tax (recovery) expense	38.9	29.1	8.9
Net income	143.6	96.1	21.6
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiary	147.6	97.5	14.5
Fee income from subsidiary	3.4	0.9	20.6
Gross profit	151.0	98.4	35.1
Selling, general and administration expenses	7.7	5.2	11.5
Income before income taxes	143.3	93.2	23.6
Income tax (recovery) expense	(1.0)	(1.1)	2.6
Net income	$ 144.3	$ 94.3	$ 21.0